Fair Value Measurements (Details) - EBP, PR - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 420,531	$ 393,110
Pfizer Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	37,889	41,341
Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	337,363	305,953
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	13,239	15,540
Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	30,193	28,941
Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	869	791
Other
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	978	543
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	82,299	86,365
Level 1 | Pfizer Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	37,889	41,341
Level 1 | Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	13,239	15,540
Level 1 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	30,193	28,941
Level 1 | Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 1 | Other
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	978	543
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	338,232	306,745
Level 2 | Pfizer Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 2 | Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	337,363	305,953
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 2 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 2 | Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	869	791
Level 2 | Other
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 0	$ 0